INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Expected tax at 21%	$ (191,541)	$ (206,296)	$ (699,572)	$ (1,018,630)
Nondeductible stock-based compensation	51,047	61,047	162,897	0
Increase (decrease) in valuation allowance	140,494	145,249	536,675	481,298
Nondeductible expense (nontaxable income) from derivative liability			0	232,463
Income tax provision	$ 0	$ 0	0	0
Nondeductible amortization of debt discounts			0	22,648
Nondeductible loss on conversion of debt			$ 0	$ 282,221